Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,961,912.12
Total Fee Amount	823.34
Total Offset Amount	0.00
Net Fee	$ 823.34
Offering Table N/A
Offset Table N/A	N/A